Note 4 - Revenue and Segmental Information (Details Textual)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Number of Operating Segments	5
Number of major customers representing more than 10 percent of revenue	0	0	1